InfraCap Equity Income Fund ETF
Schedule of Investments (Unaudited)
February 29, 2024
	Shares	Value
Common Stocks — 98.33%
Automobiles — 0.32%
Stellantis(a)	6,200	$162,812

Banks — 11.03%
Bank of America Corp.(b)	37,932	1,309,412
Citigroup, Inc.(b)	23,008	1,276,714
Citizens Financial Group, Inc.(b)(d)	23,227	729,096
Huntington Bancshares, Inc.(b)(d)	10,760	140,310
JPMorgan Chase & Company(b)	7,000	1,302,420
KeyCorp(b)	5,322	75,945
Truist Financial Corp.(b)(d)	22,560	789,149
		5,623,046
Beverages — 3.15%
Coca-Cola Co.(b)(d)	12,201	732,304
PepsiCo, Inc.(b)(c)(d)	5,280	872,995
		1,605,299
Biotechnology — 0.27%
Amgen, Inc.	507	138,832

Capital Markets — 12.44%
AllianceBernstein Holding LP(b)(d)	37,302	1,185,085
Goldman Sachs Group, Inc.(b)(c)	6,420	2,497,701
Morgan Stanley(b)(c)(d)	30,906	2,659,152
		6,341,938
Chemicals — 2.92%
Dow, Inc.(b) (c)(d)	26,678	1,490,767

Communications Equipment — 0.26%
Cisco Systems, Inc.(b)(c)	2,740	132,534

Consumer Finance — 0.45%
American Express Co.	1,039	227,977

Containers & Packaging — 1.46%
International Paper Co.(b)(c)(d)	21,000	742,560

Diversified Real Estate Investments Trusts (REITs) — 0.92%
Global Net Lease, Inc.(b)(d)	65,317	470,936

Diversified Telecommunication Services — 2.17%
AT&T, Inc. (b)(c)(d)	48,349	818,549
Verizon Communications, Inc.(b)	7,213	288,664
		1,107,213
Electric Utilities — 4.56%
Duke Energy Corp.(b)(d)	8,602	789,922
Edison International(b)(d)	11,834	804,948
Southern Co.(b)(c)(d)	10,851	729,730
		2,324,600
Electrical Equipment — 0.12%
Emerson Electric Co.	586	62,614

Food Products — 2.03%
Kraft Heinz Co.(b)(c)(d)	29,335	1,034,939

Gas Utilities — 0.77%
Northwest Natural Holding Co. (b)(d)	10,625	390,363

Health Care Providers & Services — 1.20%
UnitedHealth Group, Inc.(c)	1,244	614,038

Health Care Real Estate Investment Trusts (REITs) — 0.69%
Healthcare Realty Trust, Inc. – Class A(b)(d)	25,448	350,673

Hotels, Restaurants & Leisure — 4.84%
Bloomin' Brands, Inc.(b)(d)	67,313	1,829,567
McDonald's Corp.(b)(c)	1,213	354,536
Starbucks Corp.(b)	3,000	284,700
		2,468,803
Household Products — 0.71%
Procter & Gamble Co.(c)	2,261	359,363

Independent Power and Renewable Electricity Producers — 0.60%
AES Corp.(d)	20,245	307,724

Industrial Real Estate Investment Trusts (REITs) — 2.37%
Rexford Industrial Realty, Inc.(b)	23,770	1,209,418

IT Services — 0.80%
International Business Machines Corp.(b)	2,200	407,066

Multi-Utilities — 0.96%
Algonquin Power & Utilities Corp.(a)(b)(d)	4,250	24,862
Dominion Energy, Inc.(b)(d)	9,706	464,238
		489,100
Office Real Estate Investment Trusts (REITs) — 5.95%
Boston Properties, Inc.(b)(d)	26,006	1,683,108
Kilroy Realty Corp.(b)(d)	35,639	1,350,362
		3,033,470
Oil, Gas & Consumable Fuels — 18.76%
Chevron Corp.(b)(c)(d)	10,800	1,641,708
Enbridge, Inc.(a)(b)(d)	37,801	1,301,110
Energy Transfer LP(b)	111,000	1,625,040
Kinder Morgan, Inc.(b)(c)(d)	62,483	1,086,579
MPLX LP(b)	41,000	1,576,040
New Fortress Energy, Inc.(b)(d)	44,433	1,561,820
TC Energy Corp.(a)(b)(d)	6,632	262,296
Williams Cos., Inc.(b)(c)	14,132	507,904
		9,562,497
Pharmaceuticals — 2.65%
Johnson & Johnson(b)(c)(d)	8,383	1,352,849

Retail Real Estate Investment Trusts (REITs) — 3.59%
Agree Realty Corp.(b)	11,886	653,136
NNN REIT, Inc.(b)(d)	11,969	487,019
Realty Income Corp.(b)(c)(d)	13,242	690,040
		1,830,195
Semiconductors & Semiconductor Equipment — 1.28%
Broadcom, Inc.	500	650,245

Specialized Real Estate Investment Trusts (REITs) — 2.86%
American Tower Corp.(b)(d)	1,635	325,136
Crown Castle, Inc.(b)(d)	6,079	668,325
Digital Realty Trust, Inc.	1,000	146,810
Gaming and Leisure Properties, Inc.(b)	7,000	318,360
		1,458,631
Tobacco — 6.52%
Altria Group, Inc.(b)(c)(d)	27,115	1,109,275
Philip Morris International, Inc.(b)(c)(d)	24,623	2,215,085
		3,324,360
Wireless Telecommunication Services — 1.68%
Vodafone Group PLC - ADR(a)(b)(d)	95,717	855,710
Total Common Stocks (Cost $52,126,939)		50,130,572

Preferred Stocks — 25.31%
AGNC Investment Corp., 7.75%, Series G(b)(d)(e)(f)	21,250	490,238
Algonquin Power & Utilities Corp., 7.75%, 6/15/2024(a)(b)(d)	66,467	1,338,645
Babcock & Wilcox Enterprises, Inc., 7.75%, Series A(b)(d)(e)	52,113	638,384
DigitalBridge Group, Inc., 7.13%, Series H(b)(d)(e)	33,352	800,782
FTAI Aviation Ltd., 8.25%, Series A(a)(b)(d)(e)(f)	48,281	1,231,166
Global Net Lease, Inc., 6.88%, Series B(b)(d)(e)	23,973	478,741
MFA Financial, Inc., 8.88%, 2/15/2029(b)	19,542	493,045
New York Mortgage Trust, Inc., 8.00%, Series D(b)(d)(e)(f)	50,067	1,109,985
Rithm Capital Corp., 6.38%, Series C(b)(d)(e)(f)	24,674	538,880
RLJ Lodging Trust, 1.95%, Series A(e)	45,222	1,126,028
SCE Trust III, 5.75%, Series H, 3/15/2024(b)(d)(f)	28,519	722,386
SLM Corp., 7.35%, Series B(b)(e)(f)	21,847	1,607,284
Textainer Group Holdings Ltd., 6.25%, Series B(a)(b)(d)(e)(f)	31,434	778,306
United States Cellular Corp., 5.50%, 3/1/2070(b)(d)	36,661	701,691
United States Cellular Corp., 5.50%, 6/1/2070(b)(d)	23,379	443,500
United States Cellular Corp., 6.25%, 9/1/2069(b)(d)	19,411	402,390
Total Preferred Stocks (Cost $13,304,640)		12,901,451

Convertible Preferred Stocks — 6.35%
EPR Properties, 9.00%, Series E(b)(d)(e)	9,012	254,319
Kimco Realty Corp., 7.25%, Series N(b)(e)	5,582	318,732
NextEra Energy, Inc., 6.93%, 9/1/2025(b)(d)	43,469	1,523,153
UGI Corp., 7.25%, 6/1/2024(b)(d)	20,011	1,143,829
Total Convertible Preferred Stocks (Cost $3,819,284)		3,240,033

Money Market Funds — 0.04%
First American Government Obligations Fund, Class X, 5.23%(g)	17,848	17,848
Total Money Market Funds (Cost $17,848)		17,848

Total Investments (Cost $69,268,711) — 130.03%		66,289,904
Liabilities in Excess of Other Assets — (30.03)%		(15,309,919)
Total Net Assets — 100.00%		$50,979,985

ADR	-American Depositary Receipt
PLC	-Public Limited Company
(a)	Foreign issued security.
(b)	All or a portion of this security has been committed as collateral for borrowing facility. The total value of assets committed as collateral as of February 29, 2024 is $35,258,044.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	All or a portion of security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of February 29, 2024 is $11,346,728.
(e)	Perpetual maturity.
(f)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of February 29, 2024.
(g)	The rate quoted is the annualized seven-day effective yield as of February 29, 2024.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

InfraCap Equity Income Fund ETF
Schedule of Written Options (Unaudited)
February 29, 2024

WRITTEN OPTIONS(a)	Contracts(b)	Notional Amount	Value
Call Options
Altria Group, Inc.
Exercise Price: $45.00, Expiration: 03/15/2024	(200)	$(818,200)	$(100)
Exercise Price: $45.00, Expiration: 06/21/2024	(100)	(409,100)	(1,650)
Exercise Price: $45.00, Expiration: 09/20/2024	(100)	(409,100)	(3,550)
AT&T, Inc.
Exercise Price: $17.00, Expiration: 04/19/2024	(100)	(169,300)	(4,400)
Exercise Price: $20.00, Expiration: 06/21/2024	(100)	(169,300)	(800)
Chevron Corp.
Exercise Price: $165.00, Expiration: 03/01/2024	(120)	(1,824,120)	(60)
Exercise Price: $160.00, Expiration: 03/15/2024	(100)	(1,520,100)	(3,100)
Exercise Price: $162.50, Expiration: 03/22/2024	(40)	(608,040)	(1,160)
Exercise Price: $162.50, Expiration: 03/28/2024	(50)	(760,050)	(2,250)
Exercise Price: $165.00, Expiration: 04/05/2024	(100)	(1,520,100)	(3,900)
Exercise Price: $170.00, Expiration: 04/19/2024	(100)	(1,520,100)	(3,300)
Cisco Systems, Inc.
Exercise Price: $50.00, Expiration: 03/01/2024	(40)	(193,480)	(20)
Dow, Inc.
Exercise Price: $60.00, Expiration: 03/15/2024	(100)	(558,800)	(350)
Exercise Price: $59.00, Expiration: 03/22/2024	(100)	(558,800)	(2,500)
Exercise Price: $60.00, Expiration: 06/21/2024	(100)	(558,800)	(12,100)
Exercise Price: $62.50, Expiration: 09/20/2024	(50)	(279,400)	(6,750)
Goldman Sachs Group, Inc.
Exercise Price: $400.00, Expiration: 03/01/2024	(10)	(389,050)	(75)
Exercise Price: $405.00, Expiration: 03/01/2024	(10)	(389,050)	(20)
Exercise Price: $410.00, Expiration: 03/08/2024	(10)	(389,050)	(385)
Exercise Price: $410.00, Expiration: 03/15/2024	(10)	(389,050)	(1,095)
Honeywell International, Inc.
Exercise Price: $205.00, Expiration: 03/01/2024	(10)	(198,730)	(25)
Exercise Price: $205.00, Expiration: 03/08/2024	(10)	(198,730)	(175)
Exercise Price: $210.00, Expiration: 03/22/2024	(10)	(198,730)	(250)
Exercise Price: $210.00, Expiration: 04/19/2024	(10)	(198,730)	(1,125)
International Paper Co.
Exercise Price: $40.00, Expiration: 04/19/2024	(110)	(388,960)	(1,375)
Johnson & Johnson
Exercise Price: $165.00, Expiration: 03/01/2024	(10)	(161,380)	(15)
Exercise Price: $165.00, Expiration: 03/08/2024	(10)	(161,380)	(210)
Exercise Price: $165.00, Expiration: 03/15/2024	(20)	(322,760)	(1,160)
Exercise Price: $165.00, Expiration: 03/22/2024	(100)	(1,613,800)	(10,400)
Kinder Morgan, Inc.
Exercise Price: $18.00, Expiration: 03/15/2024	(100)	(173,900)	(450)
Exercise Price: $18.00, Expiration: 04/19/2024	(200)	(347,800)	(4,400)
Exercise Price: $19.00, Expiration: 06/21/2024	(100)	(173,900)	(1,100)
Kraft Heinz Co.
Exercise Price: $37.50, Expiration: 04/19/2024	(100)	(352,800)	(1,550)
Exercise Price: $37.50, Expiration: 06/21/2024	(340)	(1,199,520)	(18,190)
McDonald's Corp.
Exercise Price: $315.00, Expiration: 03/01/2024	(10)	(292,280)	(55)
Exercise Price: $305.00, Expiration: 03/08/2024	(20)	(584,560)	(330)
Exercise Price: $305.00, Expiration: 03/15/2024	(40)	(1,169,120)	(1,060)
Exercise Price: $310.00, Expiration: 03/22/2024	(50)	(1,461,400)	(1,200)
Morgan Stanley
Exercise Price: $92.00, Expiration: 03/01/2024	(10)	(86,040)	(20)
Exercise Price: $92.00, Expiration: 03/08/2024	(10)	(86,040)	(40)
Exercise Price: $92.00, Expiration: 03/22/2024	(50)	(430,200)	(1,300)
Exercise Price: $92.00, Expiration: 03/28/2024	(50)	(430,200)	(1,925)
PepsiCo, Inc.
Exercise Price: $180.00, Expiration: 03/01/2024	(30)	(496,020)	(15)
Exercise Price: $180.00, Expiration: 03/08/2024	(40)	(661,360)	(60)
Exercise Price: $185.00, Expiration: 03/15/2024	(10)	(165,340)	(5)
Philip Morris International, Inc.
Exercise Price: $97.00, Expiration: 03/01/2024	(10)	(89,960)	(75)
Exercise Price: $97.00, Expiration: 03/08/2024	(20)	(179,920)	(50)
Exercise Price: $95.00, Expiration: 03/15/2024	(60)	(539,760)	(450)
Exercise Price: $96.00, Expiration: 03/22/2024	(20)	(179,920)	(400)
Exercise Price: $95.00, Expiration: 03/28/2024	(10)	(89,960)	(100)
Exercise Price: $95.00, Expiration: 04/05/2024	(50)	(449,800)	(625)
Exercise Price: $97.50, Expiration: 06/21/2024	(70)	(629,720)	(4,725)
Procter & Gamble Co.
Exercise Price: $160.00, Expiration: 03/01/2024	(20)	(317,880)	(160)
Realty Income Corp.
Exercise Price: $57.50, Expiration: 03/15/2024	(30)	(156,330)	(75)
Southern Co.
Exercise Price: $72.00, Expiration: 03/01/2024	(40)	(269,000)	(100)
Exercise Price: $70.00, Expiration: 03/08/2024	(50)	(336,250)	(250)
Exercise Price: $70.00, Expiration: 03/15/2024	(50)	(336,250)	(625)
Exercise Price: $72.50, Expiration: 03/15/2024	(80)	(538,000)	(400)
Exercise Price: $70.00, Expiration: 03/22/2024	(50)	(336,250)	(1,000)
Exercise Price: $75.00, Expiration: 05/17/2024	(10)	(67,250)	(200)
UnitedHealth Group, Inc.
Exercise Price: $560.00, Expiration: 03/01/2024	(10)	(493,600)	(1,260)
Exercise Price: $560.00, Expiration: 03/08/2024	(10)	(493,600)	(50)
Exercise Price: $560.00, Expiration: 03/15/2024	(10)	(493,600)	(150)
Exercise Price: $570.00, Expiration: 04/19/2024	(10)	(493,600)	(825)
Exercise Price: $600.00, Expiration: 06/21/2024	(10)	(493,600)	(1,170)
Exercise Price: $610.00, Expiration: 07/19/2024	(10)	(493,600)	(1,780)
Williams Cos., Inc.
Exercise Price: $35.00, Expiration: 03/08/2024	(100)	(359,400)	(10,250)
Exercise Price: $35.00, Expiration: 03/15/2024	(110)	(395,340)	(10,725)
			(129,445)
Put Options
Goldman Sachs Group, Inc.
Exercise Price: $370.00, Expiration: 03/01/2024	(10)	(389,050)	(55)
Exercise Price: $372.50, Expiration: 03/08/2024	(10)	(389,050)	(615)
Exercise Price: $372.50, Expiration: 03/15/2024	(20)	(778,100)	(3,040)
McDonald's Corp.
Exercise Price: $292.50, Expiration: 03/01/2024	(10)	(292,280)	(1,070)
Merck & Co., Inc.
Exercise Price: $123.00, Expiration: 03/01/2024	(10)	(127,150)	(315)
Exercise Price: $125.00, Expiration: 03/08/2024	(10)	(127,150)	(415)
RTX Corp.
Exercise Price: $90.00, Expiration: 03/01/2024	(40)	(358,680)	(2,320)
Southern Co.
Exercise Price: $66.00, Expiration: 03/01/2024	(20)	(134,500)	(50)
Exercise Price: $66.00, Expiration: 03/08/2024	(20)	(134,500)	(400)
UnitedHealth Group, Inc.
Exercise Price: $517.50, Expiration: 03/01/2024	(1)	(49,360)	(2,353)
Walmart, Inc.
Exercise Price: $58.33, Expiration: 03/01/2024	(60)	(351,660)	(510)
Williams Cos., Inc.
Exercise Price: $34.00, Expiration: 03/01/2024	(100)	(359,400)	(500)
Exercise Price: $35.00, Expiration: 03/08/2024	(50)	(182,000)	(750)
Exercise Price: $35.00, Expiration: 03/15/2024	(50)	(182,000)	(1,250)
			(13,643)
Total Written Options (Premiums received $161,203)			$(143,088)

(a)	Non-income producing security.
(b)	100 shares per contract.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 29, 2024:

InfraCap Equity Income Fund ETF
	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Assets
Common Stocks	$50,130,572	$–	$–	$50,130,572
Preferred Stocks	12,901,451	–	–	12,901,451
Convertible Preferred Stocks	3,240,033	–	–	3,240,033
Money Market Funds	17,848	–	–	17,848
	$66,289,904	$–	$–	$66,289,904
Liabilities
Written Options	$–	$(143,088)	$–	$(143,088)
	$–	$(143,088)	$–	$(143,088)

For the period ended February 29, 2024, there were no transfers into or out of Level 3 securities. Refer to the Schedule of Investments for further information on the classification of investments.